Other Accounts Payables (Details) - Schedule of financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Statements Abstract
Current Assets	$ 3	$ 3
Current liability	201	207
Royalties paid during the year
Expense (income) carried to profit or loss	$ 29	$ (29)